Financial Instruments - Summary of Reconciliation of Cash Flow Hedge Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Balance at the beginning of the period	$ 6
Gain / (Loss) recognized in other comprehensive income during the period	(14)	$ 18
Amount reclassified to profit or loss during the period	6	(10)
Tax impact on above	$ 2	(2)
Balance at the end of the period		$ 6